Fair Value Measurements - Schedule of Changes in Level 1 Financial Assets Measured at Fair Value on a Recurring Basis (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Disclosures [Abstract]
Digital Currency at fair value beginning balance	$ 199
Inssuance of series C-1 convertible preferred stock and warrants in exchange of digital currencies	250,000
Change in fair value of digital curencies	704,946
Purchase and sale of digital currencies	(338,793)
Digital Currency at fair value ending balance	$ 616,352